CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other Income From Related Parties	$ 2,520	$ 731	$ 602
Integrated Solutions Contract Revenue [Member]
Revenue from Related Parties	1,323	996	2,442
Cost of Revenue from Related Parties		88	762
Product [Member]
Revenue from Related Parties	10,287	10,834	9,447
Cost of Revenue from Related Parties	$ 706	$ 5	$ 24